Offerings	Dec. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 4.70% Series due February 15, 2036
Amount Registered | shares	647,822,500
Maximum Aggregate Offering Price	$ 647,822,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,464.29
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-278184-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.60% Series due February 15, 2066
Amount Registered | shares	1,141,398,000
Maximum Aggregate Offering Price	$ 1,141,398,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 157,627.06
Offering Note	The total amount of the registration fee is calculated based on the total maximum aggregate offering price of the First Mortgage Bonds.